SCHEDULE OF INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
At December 31, 2023	$ 161
At December 31, 2024	4,138	$ 161
At December 31, 2024	4,138	161
Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
At December 31, 2024
At December 31, 2024
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
At December 31, 2024	3,104
At December 31, 2024	3,104
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	142
At December 31, 2024	132	142
At December 31, 2024	132	142
Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	19
At December 31, 2024	236	19
At December 31, 2024	236	19
Work In Progress [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
At December 31, 2024	666
At December 31, 2024	666
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	260	195
Additions	4,203	65
Disposals	(63)
At December 31, 2024	4,400	260
Disposals	(12)
At December 31, 2024	4,400	260
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
Additions
Disposals
At December 31, 2024
Disposals
At December 31, 2024
Gross carrying amount [member] | Plant and machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
Additions	3,223
Disposals
At December 31, 2024	3,223
At December 31, 2024	3,223
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	224	166
Additions	45	58
Disposals	(63)
At December 31, 2024	206	224
Disposals	(12)
At December 31, 2024	206	224
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	36	29
Additions	269	7
Disposals
At December 31, 2024	305	36
Disposals
At December 31, 2024	305	36
Gross carrying amount [member] | Work In Progress [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
Additions	666
Disposals
At December 31, 2024	666
Disposals
At December 31, 2024	666
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	99	49
At December 31, 2024	262	99
Depreciation charge	175	50
At December 31, 2024	262	99
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
At December 31, 2024
Depreciation charge
At December 31, 2024
Accumulated depreciation [member] | Plant and machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
At December 31, 2024	119
Depreciation charge	119
At December 31, 2024	119
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	82	39
At December 31, 2024	74	82
Depreciation charge	4	43
At December 31, 2024	74	82
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023	17	10
At December 31, 2024	69	17
Depreciation charge	52	7
At December 31, 2024	69	17
Accumulated depreciation [member] | Work In Progress [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023
At December 31, 2024
Depreciation charge
At December 31, 2024